Note 10 - Financial Risk Management (Details Textual) $ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 MXN ($)
Statement Line Items [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	$ 227	$ 308
Minera Juanicipio [member]
Statement Line Items [Line Items]
Net assets liabilities denominated in foreign currencies			79,857		$ 139,630
Percentage change in foreign exchange rates		10.00%		10.00%	10.00%
Impact on earnings excluding currency exposure related taxes		$ 789	450
Proportion of ownership interest in associate		44.00%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 347	198
MEXICO
Statement Line Items [Line Items]
Value added tax receivables		$ 133
Net assets liabilities denominated in foreign currencies					$ 1,038		$ 1,085
Percentage change in foreign exchange rates		10.00%		10.00%	10.00%
Impact on earnings excluding currency exposure related taxes		$ 5	5
Country of domicile [member]
Statement Line Items [Line Items]
Net assets liabilities denominated in foreign currencies				$ 2,235		$ 6,236
Impact on earnings excluding currency exposure related taxes		$ 164	$ 497

[1]	Represents the Company's 44% share of Minera Juanicipio's income for the year, as determined by the Company.